Income Tax Benefits - Schedule of Movements of Deferred Tax Asset (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Schedule of Movements of Deferred Tax Asset [Abstract]
Beginning balance	$ 190,747	$ 1,495,836	$ 1,870,819
(Utilized)/recognised	14,336	112,425	(374,983)
Ending balance	$ 205,083	$ 1,608,261	$ 1,495,836